Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 86,990,048	$ 12,439,411	¥ 110,979,569	¥ 110,184,167